CONSOLIDATED STATEMENTS OF EQUITY ¥ in Thousands, $ in Thousands	Ordinary Shares [Member] CNY (¥) shares	Ordinary Shares [Member] USD ($) shares	Additional Paid-in Capital [Member] CNY (¥)	Additional Paid-in Capital [Member] USD ($)	Statutory Reserve [Member] CNY (¥)	Statutory Reserve [Member] USD ($)	Retained Earnings [Member] CNY (¥)	Retained Earnings [Member] USD ($)	Accumulated Other Comprehensive Income (Loss) [Member] CNY (¥)	Accumulated Other Comprehensive Income (Loss) [Member] USD ($)	Total Shareholders' Equity [Member] CNY (¥)	Total Shareholders' Equity [Member] USD ($)	Non-controlling Interest [Member] CNY (¥)	Non-controlling Interest [Member] USD ($)	CNY (¥)	USD ($)
Balance at Dec. 31, 2019	¥ 13,323		¥ 311,907		¥ 37,441		¥ (155,317)		¥ 840		¥ 208,194		¥ 0		¥ 208,194
Balance, shares at Dec. 31, 2019 | shares	3,265,837	3,265,837
Net income (loss)	¥ 0		0		0		19,610		0		19,610		0		19,610
Foreign currency translation adjustment	0		0		0		0		0		0		0		0
Balance at Dec. 31, 2020	¥ 13,323		311,907		37,441		(135,707)		840		227,804		0		227,804
Balance, shares at Dec. 31, 2020 | shares	3,265,837	3,265,837
Net income (loss)	¥ 0		0		0		89,213		0		89,213		0		89,213	$ 14,000
Foreign currency translation adjustment	0		0		0		0		0		0		0		0
Balance at Dec. 31, 2021	¥ 13,323	$ 2,091	¥ 311,907	$ 48,945	¥ 37,441	$ 5,875	¥ (46,494)	$ (7,296)	¥ 840	$ 132	¥ 317,017	$ 49,747	¥ 0	$ 0	¥ 317,017	$ 49,747
Balance, shares at Dec. 31, 2021 | shares	3,265,837	3,265,837